UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	February 29, 2020

Item #1. Reports to Stockholders.

INDEX	DGHM V2000 SmallCap Value Fund; DGHM MicroCap Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

DGHM FUNDS

DGHM V2000 SmallCap Value Fund

DGHM MicroCap Value Fund

ANNUAL REPORT

For the Year Ended February 29, 2020

ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

(unaudited)

The DGHM V2000 SmallCap Value Fund Institutional Class shares declined 8.75% for the fiscal year ended February 29, 2020, and the Investor Class shares declined 9.02%. The Fund’s benchmark, the Russell 2000 Value Index, declined 9.29% during the same time period.

The Fund outperformed the benchmark due to good stock selection across several sectors. Twelve of sixteen sectors outperformed led by Consumer Services, Capital Goods and Energy, while the bottom three sectors that underperformed were Real Estate, Retail and Miscellaneous Financials. At the stock level, among the top contributors was semiconductor test equipment leader, Teradyne (+44%). The company reported strong results driven by strength in flash memory and mobile demand. Another top contributor was Cable One (+67%), a cable services provider focused on rural communities. The company reported better-than-expected results driven by strong growth in high-speed-data subscribers. Another winner was Atkore International (+60%), a manufacturer of products which enclose and protect electrical wires. The company reported strong quarterly results driven by robust volume growth and margin expansion. On the other side of the ledger, one of the bottom contributors was Orion Engineered Carbons (-38%), a leading provider of carbon black. Orion provided a cautious outlook for the second half of 2019 due to challenging macro conditions, particularly for their auto customers. Another poor performer was oil service provider, C&J Energy Services (-53%). We believe the stock declined due to concerns that falling oil prices will lead to weaker demand for oil services. Another underperformer was shoe retailer, Caleres (-62%). Caleres reported lower-than-expected results but offered guidance in-line with analysts’ estimates.

At DGHM a key part of our strategy is conducting intensive fundamental research to build an attractive portfolio of high-quality small cap stocks, one stock at a time. We strive to construct a portfolio with the ideal trade-off between low valuation, high profitability and financial strength. As the following table demonstrates, the collective effort of our nine Sector Specialists has produced a portfolio with most characteristics superior to those of the benchmark.

ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

Portfolio Characteristics as of February 29, 2020 (unaudited)

	V2000 SmallCap Value	Russell 2000 Value
Valuation
EV/EBITDA(1)	10.6x	10.4x
Free Cash Flow Yield	5.1%	5.4%
Last 12 Months P/E	17.4x	18.2x
Dividend Yield	1.7%	2.0%
Profitability
EBITDA ROA (excludes cash)	13.7%	10.2%
5YR Avg EBITDA ROA (excludes cash)	15.0%	11.5%
EBITDA Margins	16.7%	13.5%
Last 12 Months ROE	10.4%	8.4%
Balance Sheet
Net Debt / Total Capital	35.0%	31.0%
EBITDA / Interest Expense	6.1x	5.6x

(1)EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.

Best regards,

Peter Gulli, CFA

Senior Vice President

pgulli@dghm.com

ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

COMPARISON OF $100,000 INVESTMENT IN DGHM V2000 SMALLCAP VALUE FUND INSTITUTIONAL SHARES VS. THE RUSSELL 2000® VALUE INDEX
(unaudited)

Thousands
$280
$260
$240
$220
$200
$180
$160
$140
$120
$100
6/30/2010
2/28/2011
2/29/2012
2/28/2013
2/28/2014
2/28/2015
2/29/2016
2/28/2017
2/28/2018
2/28/2019
2/29/2020
$237,031
$211,744
DGHM V2000 SmallCap Value Fund
Russell 2000® Value Index

			Average Annual Return
	Total Return One Year Ended 2/29/20		Five Years Ended 2/29/20	Since Inception 06/30/2010 to 02/29/2020
DGHM V2000 SmallCap Value Fund - Institutional	(8.75%	)	2.04%	8.07%
DGHM V2000 SmallCap Value Fund - Investor	(9.02%	)	1.65%	7.63%
Russell 2000® Value Index:	(9.29%	)	3.61%	9.34%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

ANNUAL REPORT

DGHM V2000 SmallCap Value Fund

(unaudited)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 0.98% (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of DGHM V2000 SmallCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) for the period ending June 30, 2020. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM V2000 SmallCap Value Fund

Portfolio CompositionAs of February 29, 2020 (unaudited)

ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	17.95%
Real Estate Investment Trusts	12.80%
Healthcare	9.91%
Industrial	9.12%
Utilities	8.89%
Retail	5.22%
Media	5.11%
Miscellaneous Manufacturing	5.11%
Information Technology	4.59%
Oil & Gas Services	4.23%
Insurance	4.16%
Transportation	3.14%
Investment Services	2.10%
Materials	1.91%
Short Term Investments	5.68%
99.92%

See Notes to Financial Statements

ANNUAL REPORT

DGHM V2000 SMALLCAP VALUE FUND

Schedule of InvestmentsAs of February 29, 2020

	Shares	Fair Value
COMMON STOCKS – 94.24%

BANKS – 17.95%
Associated Banc-Corp.	12,347	$209,035
Columbia Banking System, Inc.	3,741	124,201
Community Trust Bancorp, Inc.	6,126	236,954
First Hawaiian, Inc.	6,648	159,220
First Horizon National Corp.	16,894	225,197
Fulton Financial Corp.	13,357	193,009
Greenhill & Co., Inc.	12,215	178,583
Hancock Whitney Corp.	4,635	155,273
Old National Bancorp	4,959	78,154
Provident Financial Services	10,216	204,116
Sandy Spring Bancorp, Inc.	7,224	222,210
South State Corp.	2,326	158,447
Washington Federal, Inc.	7,529	225,795
		2,370,194

HEALTHCARE – 9.91%
Envista Holdings Corp.*	7,259	184,233
Integer Holdings Corp.*	2,543	229,302
Orthofix Medical Inc.*	5,131	181,330
Prestige Consumer Healthcare, Inc.*	6,092	227,597
RadNet, Inc.*	8,420	172,021
UniFirst Corp.	1,695	314,948
		1,309,431

INDUSTRIAL – 9.12%
Atkore International Group, Inc.*	6,805	251,173
Gibraltar Industries, Inc.*	5,142	260,545
The Greenbrier Cos., Inc.	6,483	157,083
Hawaiian Holdings, Inc.	5,795	121,000
HUB Group Inc - Class A*	3,677	169,988
Mueller Industries, Inc.	4,426	123,839
SPX Flow, Inc.*	3,301	121,411
		1,205,039

INFORMATION TECHNOLOGY – 4.59%
Ciena Corp.*	5,950	228,777
Fabrinet*	3,224	177,707

See Notes to Financial Statements

ANNUAL REPORT

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments - continuedAs of February 29, 2020

	Shares	Fair Value
Nuance Communications, Inc.*	9,236	$199,682
		606,166

INSURANCE – 4.16%
FBL Financial Group, Inc.	3,294	157,321
Radian Group, Inc.	7,076	150,294
RenaissanceRe Holdings Ltd.	1,416	241,286
		548,901

INVESTMENT SERVICES – 2.10%
Kennedy-Wilson Holdings, Inc.	13,719	277,261

MATERIALS – 1.91%
Graphic Packaging Holding Co.	18,638	251,986

MEDIA – 5.11%
Cable One, Inc.	240	377,525
Nexstar Media Group, Inc. - Class A	2,586	297,338
		674,863

MISCELLANEOUS MANUFACTURING – 5.11%
Kaiser Aluminum Corp.	2,772	262,093
Teradyne, Inc.	5,016	294,740
TreeHouse Foods, Inc.*	3,113	118,636
		675,469

OIL & GAS SERVICES – 4.23%
NexTier Oilfield Solutions, Inc.*	29,254	136,324
Oceaneering International, Inc.*	15,509	163,465
Talos Energy, Inc.*	7,704	109,397
WPX Energy, Inc.*	16,063	149,868
		559,054

REAL ESTATE INVESTMENT TRUSTS – 12.80%
Bloomin’ Brands, Inc.	9,210	165,688
Brandywine Realty Trust	21,741	295,243
Cousins Properties, Inc.	8,619	307,612
Hersha Hospitality Trust - Class A	17,380	200,391
Mack-Cali Realty Corp.	13,177	250,099
Meritage Homes Corp.*	3,397	215,574
STAG Industrial, Inc.	9,156	256,185
		1,690,792

See Notes to Financial Statements

ANNUAL REPORT

DGHM V2000 SMALLCAP VALUE FUND

Schedule of Investments - continuedAs of February 29, 2020

	Shares	Fair Value

RETAIL – 5.22%
American Eagle Outfitters, Inc.	20,503	$264,079
Caleres, Inc.	7,923	91,352
Taylor Morrison Home Corp.*	8,645	194,685
Urban Outfitters, Inc.*	5,942	139,696
		689,812

TRANSPORTATION – 3.14%
Forward Air Corp.	3,515	207,420
Moog, Inc. - Class A	2,688	207,299
		414,719

UTILITIES – 8.89%
NorthWestern Corp.	4,178	293,881
Portland General Electric Co.	5,803	315,741
Quanta Services, Inc.	9,138	348,432
Southwest Gas Holdings, Inc.	3,333	215,578
		1,173,632

TOTAL COMMON STOCKS – 94.24%
(Cost: $11,301,395)		12,447,319

SHORT TERM INVESTMENTS – 5.68%
Federated Treasury Obligations Fund - Institutional Shares 1.48%**	750,317	750,317
(Cost: $750,317)

TOTAL INVESTMENTS – 99.92%
(Cost: $12,051,712)		13,197,636
Other assets, net of liabilities - 0.08%		11,168
NET ASSETS – 100.00%		$13,208,804

*Non-income producing

**Effective 7 day yield at February 29, 2020

ANNUAL REPORT

DGHM MicroCap Value Fund

(unaudited)

For the fiscal year ended February 29, 2020, the DGHM MicroCap Value Fund’s Institutional Class shares declined 3.62%. The Fund’s benchmarks, the Russell Microcap Value Index and the Russell 2000 Value Index, declined 9.92% and 9.29%, respectively. Outperformance was driven by strong stock selection. Top performing sectors relative to the Russell Microcap Value Index were Real Estate, Business Services and Basic Materials, while Banks, Miscellaneous Financials and Consumer Durables were modest detractors.

From a stock level perspective, leading contributors included iStar Inc. (+81%), William Lyon Homes (+49%) and Foundation Building Materials (+40%). iStar is a diversified real estate investment trust that benefited from the monetization of assets. Both William Lyon Homes, a homebuilder, and Foundation Building Materials, a distributor of building products, benefited from a rebound in U.S. housing and construction markets as mortgage rates remained favorable and demand improved. Both companies generated strong earnings growth, and William Lyon Homes was subsequently acquired by a competitor. We continue to hold iStar and Foundation Building Materials in the portfolio.

A few detractors from performance included Newpark Resources (-60%), Orion Engineered Carbons (-38%) and MasterCraft Boat Holdings (-37%). Newpark Resources, an energy service company, was negatively impacted by falling oil prices. Orion, a producer of carbon black, posted disappointing earnings results and a cautious outlook due to challenging macro conditions. MasterCraft, a manufacturer of performance sport boats, was negatively impacted by adverse weather conditions which resulted in lower than forecasted sales and higher inventory levels. We have sold Orion Engineered Carbons and MasterCraft Boat Holdings from the portfolio, but continue to hold Newpark Resources.

Portfolio characteristics, as shown below, remain generally favorable relative to the benchmarks.

ANNUAL REPORT

DGHM MicroCap Value Fund

Portfolio Characteristics as of February 29, 2020 (unaudited)

	DGHM MicroCap Value	Russell Microcap Value	Russell 2000 Value
Valuation
EV/EBITDA(1)	11.4x	10.6x	10.4x
Free Cash Flow Yield	5.0%	3.3%	5.4%
Last 12 Months P/E	17.4x	19.0x	18.2x
Dividend Yield	2.3%	0.6%	2.0%
Profitability
EBITDA ROA (ex-cash)	13.1%	9.3%	10.2%
5YR Avg EBITDA ROA (ex-cash)	12.8%	10.6%	11.5%
EBITDA Margins	12.9%	9.1%	13.5%
Last 12 Months ROE	10.3%	7.1%	8.4%
Balance Sheet
Net Debt / Total Capital	26.8%	22.8%	31.0%
EBITDA / Interest Expense	6.4x	4.0x	5.6x

(1)EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

Thank you for your continued support.

Best regards,

Doug Chudy, CFA

Senior Vice President

dchudy@dghm.com

ANNUAL REPORT

DGHM MicroCap Value Fund

COMPARISON OF $100,000 INVESTMENT IN DGHM MICROCAP VALUE FUND INSTITUTIONAL SHARES VS. THE RUSSELL 2000® VALUE INDEX AND THE RUSSELL MICROCAP® VALUE INDEX

(unaudited)

Thousands
$300
$260
$220
$180
$140
$100
2/28/2010
2/28/2011
2/29/2012
2/28/2013
2/28/2014
2/28/2015
2/29/2016
2/28/2017
2/28/2018
2/28/2019
2/29/2020
$294,392
$246,915
$229,560
DGHM MicroCap Value Fund
Russell 2000® Value Index
Russell MicroCap® Value Index

	DGHM MicroCap Value Fund
	Total Return One Year Ended 2/29/20		Average Annual Return
			Five Years Ended 2/29/2020*	Ten Years Ended 2/29/2020*
DGHM MicroCap Value Fund - Institutional	(3.62%	)	6.54%	11.40%
DGHM MicroCap Value Fund - Investor	(4.00%	)	6.21%	11.09%
Russell 2000® Value Index:	(9.29%	)	3.61%	8.67%
Russell Microcap® Value Index:	(9.92%	)	4.52%	9.46%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

*DGHM MicroCap, G.P., a privately offered fund managed by DGHM MicroCap Fund’s (“MicroCap Fund”) portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

ANNUAL REPORT

DGHM MicroCap Value Fund

(unaudited)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.

All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.19% (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) for the period ending June 30, 2020. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MicroCap Value Fund

Portfolio CompositionAs of February 29, 2020 (unaudited)

ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	13.97%
Real Estate Investment Trusts	9.74%
Capital Goods	9.63%
Consumer Discretionary	6.67%
Healthcare	6.50%
Materials	6.22%
Commercial & Professional Services	5.15%
Financials	5.09%
Consumer Services	5.07%
Utilities	5.03%
Consumer Durables & Apparel	4.06%
Energy	3.95%
Semiconductors	3.48%
Software & Services	3.42%
Transportation	2.86%
Diversified Financials	1.30%
Industrials	1.24%
Information Technology	0.86%
Preferred Stocks:
Financials	0.74%
Short Term Investments	3.47%
98.45%

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Schedule of InvestmentsAs of February 29, 2020

	Shares	Fair Value
COMMON STOCKS – 94.24%

BANKS – 13.97%
BankFinancial Corp.	30,784	$349,091
Central Valley Community Bancorp	32,686	562,199
Community Trust Bancorp, Inc.	14,570	563,568
First Bancorp	16,588	532,475
First Community Bancshares, Inc.	26,888	703,390
First Western Financial, Inc.*	8,546	159,383
HomeTrust Bancshares, Inc.	25,018	594,428
National Bankshares, Inc.^	16,604	580,310
Northrim BanCorp, Inc.	17,004	594,290
Pacific Mercantile Bancorp*	65,641	428,636
Sandy Spring Bancorp, Inc.	19,651	604,465
Territorial Bancorp Inc.^	21,279	540,912
		6,213,147

CAPITAL GOODS – 9.63%
Commercial Vehicle Group, Inc.*	68,189	297,304
Ducommun Inc.*	17,866	797,717
L. B. Foster Co. - Class A*	28,689	452,139
Kimball Electronics, Inc.	33,964	460,212
Preformed Line Products Co.	10,794	526,747
Sterling Construction Co., Inc.*	77,275	1,055,576
Transcat, Inc.*	23,974	692,609
		4,282,304

COMMERCIAL & PROFESSIONAL SERVICES – 5.15%
CBIZ, Inc.*	46,210	1,203,308
SP Plus Corp.*	29,796	1,087,852
		2,291,160

CONSUMER DISCRETIONARY – 6.67%
The Cato Corp. - Class A	47,844	773,637
Century Communities, Inc.*	30,223	1,007,333

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Schedule of Investments - continuedAs of February 29, 2020

	Shares	Fair Value
Malibu Boats, Inc.*	16,183	$711,081
Nathan’s Famous, Inc.	7,964	473,858
		2,965,909

CONSUMER DURABLES & APPAREL – 4.06%
M/I Homes, Inc.*	13,981	520,513
Rocky Brands, Inc.	25,106	611,331
Vera Bradley, Inc.*	81,487	673,083
		1,804,927

CONSUMER SERVICES – 5.07%
Ark Restaurants Corp.^	38,297	794,663
Collectors Universe, Inc.	33,617	773,359
The Marcus Corp.	25,641	685,128
		2,253,150

DIVERSIFIED FINANCIALS – 1.30%
Greenhill & Co., Inc.	39,627	579,347

ENERGY – 3.95%
Bonanza Creek Energy, Inc.*	40,133	653,767
Helix Energy Solutions Group, Inc.*	101,061	678,119
Newpark Resources, Inc. *	120,366	422,485
		1,754,371

FINANCIALS – 5.09%
Employers Holdings, Inc.	22,637	872,430
South State Corp.	9,277	631,949
Southern National Bancorp of Virginia, Inc.	18,810	266,914
Western New England Bancorp, Inc.^	55,766	492,971
		2,264,264

HEALTHCARE – 6.50%
Hanger, Inc.*	29,498	680,519
Harvard Bioscience, Inc.*^	251,124	813,642

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Schedule of Investments - continuedAs of February 29, 2020

	Shares	Fair Value
Orthofix Medical Inc.*	18,272	$645,732
RadNet, Inc.*	36,734	750,476
		2,890,369

INDUSTRIALS – 1.24%
Vectrus, Inc.*	10,565	550,331

INFORMATION TECHNOLOGY – 0.86%
MTS Systems Corp.	9,582	384,621

MATERIALS – 6.22%
Foundation Building Materials, Inc.*	29,282	456,799
Hawkins, Inc.	3,610	129,057
Kaiser Aluminum Corp.	6,627	626,583
Schweitzer-Mauduit International, Inc.	20,328	685,460
United States Lime & Minerals, Inc.^	10,768	867,362
		2,765,261

REAL ESTATE INVESTMENT TRUSTS – 9.74%
CatchMark Timber Trust, Inc. - Class A	92,600	850,994
City Office REIT, Inc.	71,528	829,725
Hersha Hospitality Trust - Class A	61,192	705,544
Independence Realty Trust, Inc.	63,188	837,873
iStar Inc.	73,194	1,107,425
		4,331,561

SEMICONDUCTORS – 3.48%
Kulicke and Soffa Industries, Inc.	37,124	847,541
Onto Innovation Inc.*	22,936	701,153
		1,548,694

SOFTWARE & SERVICES – 3.42%
American Software, Inc. - Class A	52,963	871,241
NIC Inc.	35,492	649,149
		1,520,390

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Schedule of Investments - continuedAs of February 29, 2020

	Shares	Fair Value
TRANSPORTATION – 2.86%
Marten Transport, Ltd.	40,232	$786,133
Universal Logistics Holdings, Inc.	31,588	486,771
		1,272,904

UTILITIES – 5.03%
Artesian Resources Corp. - Class A	19,204	659,273
RGC Resources, Inc.	26,652	731,597
Unitil Corp.	14,985	844,255
		2,235,125
TOTAL COMMON STOCKS – 94.24%
(Cost: $40,412,169)		41,907,835

PREFERRED STOCK – 0.74%

FINANCIAL – 0.74%
Steel Partners Holdings L.P., Series A, 6.00%, 2/7/2026	15,260	329,311

TOTAL PREFERRED STOCKS – 0.74%
(Cost: $170,180)		329,311

SHORT TERM INVESTMENTS – 3.47%
Federated Treasury Obligation Fund - Institutional Class 1.48%	1,541,018	1,541,018
(Cost: $1,541,018)

TOTAL INVESTMENTS – 98.45%
(Cost: $42,123,367)		43,778,164
Other assets, net of liabilities - 1.55%		689,310
NET ASSETS – 100.00%		$44,467,474

*Non-income producing

**Effective 7 day yield as of February 29, 2020

^The Advisor has determined that a portion of the position is deemed illiquid. Illiquid securities represent 9.20% of net assets.

See Notes to Financial Statements

ANNUAL REPORT

DGHM FUNDS

Statements of Assets and LiabilitiesAs of February 29, 2020

	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund
ASSETS
Investments at fair value*	$13,197,636	$43,778,164
Receivable for capital stock sold	450	1,000,004
Dividends and interest receivable	12,432	45,219
Due from advisor	9,557	—
Prepaid expenses	12,888	15,161
TOTAL ASSETS	13,232,963	44,838,548
LIABILITIES
Payable for securities purchased	18,805	345,740
Accrued investment advisory fees	—	13,534
Accrued 12b-1 fees	54	42
Accrued administration, transfer agent and accounting fees	4,872	7,263
Accrued compliance fees	1	—
Other accrued expenses	427	4,495
TOTAL LIABILITIES	24,159	371,074
NET ASSETS	$13,208,804	$44,467,474

Net Assets Consist of:
Paid-in-capital	$12,196,245	$41,565,141
Distributable earnings (deficit)	1,012,559	2,902,333
Net Assets	$13,208,804	$44,467,474

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class
Net Assets	$140,053	$164,297
Shares Outstanding (unlimited number of shares authorized without par value)	14,549	14,730
Net Asset Value and Offering Price Per Share	$9.63	$11.15
Redemption Price Per Share		$11.04	(a)

Institutional Class
Net Assets	$13,068,751	$44,303,177
Shares Outstanding (unlimited number of shares authorized without par value)	1,291,069	3,964,154
Net Asset Value and Offering Price Per Share	$10.12	$11.18
Redemption Price Per Share		$11.07	(a)

*Identified cost of:	$12,051,712	$42,123,367

(a)Certain redemptions made within 60 days of purchase may include a redemption fee

See Notes to Financial Statements

ANNUAL REPORT

DGHM FUNDS

Statements of OperationsFor the Year Ended February 29, 2020

	DGHM V2000 SmallCap Value Fund	DGHM MicroCap Value Fund
INVESTMENT INCOME
Dividends	$440,650	$730,479
Interest	11,461	36,557
Total investment income	452,111	767,036

EXPENSES
Investment advisory fees (Note 2)	205,083	453,930
12b-1 fees (Note 2)
Investor Class	387	453
Recordkeeping and administrative services (Note 2)	23,543	37,035
Accounting fees (Note 2)	22,404	26,108
Custodian fees	13,812	16,563
Transfer agent fees (Note 2)
Investor Class	133	123
Institutional Class	18,777	26,271
Audit and tax fees	15,000	15,000
Legal fees	22,827	34,361
Filing and registration fees	25,000	22,500
Trustee fees	4,685	6,657
Compliance fees	6,167	7,833
Shareholder reports
Investor Class	95	68
Institutional Class	14,549	18,675
Shareholder servicing (Note 2)
Investor Class	231	454
Institutional Class	11,960	32,294
Insurance	3,337	1,273
Other	12,441	14,936
Total expenses	400,431	714,534
Investment advisory fee waivers (Note 2)	(148,660)	(173,837)
Net Expenses	251,771	540,697
Net investment income (loss)	200,340	226,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,952,272	15,662
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,603,471)	(1,883,103)
Net realized and unrealized gain (loss) on investments	(2,651,198)	(1,867,441)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,450,859)	$(1,641,102)

See Notes to Financial Statements

ANNUAL REPORT

DGHM FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	DGHM V2000 SmallCap Value Fund		DGHM MicroCap Value Fund
	For the Year ended February 29, 2020	For the Year ended February 28, 2019	For the Year ended February 29, 2020	For the Year ended February 28, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$200,340	$342,293	$226,339	$85,645
Net realized gain (loss) on investments	2,952,272	(1,112,902)	15,662	(19,181)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,603,471)	301,937	(1,883,103)	563,088
Increase (decrease) in net assets from operations	(2,450,859)	(468,672)	(1,641,102)	629,552

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(14,381)	(8,880)	(3,011)	(6,966)
Institutional Class	(1,468,733)	(2,725,677)	(795,246)	(1,034,147)
Decrease in net assets from distributions	(1,483,114)	(2,734,557)	(798,257)	(1,041,113)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	—	250	75,239	38,180
Institutional Class	1,866,309	8,730,523	5,358,318	25,693,626
Distributions reinvested
Investor Class	12,593	7,011	2,952	6,887
Institutional Class	1,266,589	2,525,455	560,170	920,070
Shares redeemed
Investor Class	(867)	(36,792)	(148,424)	(137,187	)(A)
Institutional Class	(38,084,616)	(7,506,220)	(2,746,032)	(6,749,959	)(B)
Increase (decrease) in net assets from capital stock transactions	(34,939,992)	3,720,227	3,102,223	19,771,617

NET ASSETS
Increase (decrease) during year	(38,873,965)	516,998	662,864	19,360,056
Beginning of year	52,082,769	51,565,771	43,804,610	24,444,554
End of year	$13,208,804	$52,082,769	$44,467,474	$43,804,610

(A)Includes redemption fees of:				$72
(B)Includes redemption fees of:				$409

DGHM FUNDS

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

	Investor Class Shares
	Year ended February 29, 2020	Years ended February 28,			Year ended February 29, 2016
		2019	2018	2017
Net asset value, beginning of year	$11.63	$12.39	$12.61	$9.65	$10.80
Investment activities
Net investment income (loss)(A)	0.01	0.03	0.10	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.94)	(0.18)	0.22	2.99	(1.18)
Total from investment activities	(0.93)	(0.15)	0.32	3.02	(1.15)

Distributions
Net investment income	(0.05)	(0.03)	—	(0.06)	—
Net realized gains	(1.02)	(0.58)	(0.54)	—	—
Total distributions	(1.07)	(0.61)	(0.54)	(0.06)	—
Net asset value, end of year	$9.63	$11.63	$12.39	$12.61	$9.65

Total Return	(9.02% )	(0.69%)	2.37%	31.30%	(10.65%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.08%	1.90%	1.92%	1.63%	2.18%
Expenses, net of all waivers	1.33%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	0.08%	0.26%	0.82%	0.25%	0.32%
Portfolio turnover rate	42.42%	38.91%	51.15%	36.01%	38.37%
Net assets, end of year (000’s)	$140	$157	$201	$602	$225

(A)Per share amounts calculated using the average number of shares outstanding throughout the year.

DGHM V2000 SMALLCAP Value FUND

Financial Highlights

DGHM V2000 SMALLCAP Value FUND

Selected Per Share Data for a Share Outstanding Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

	Institutional Class Shares
	Year ended February 29, 2020	Years ended February 28,			Year ended February 29, 2016
		2019	2018	2017
Net asset value, beginning of year	$12.34	$13.11	$13.44	$10.24	$11.48
Investment activities
Net investment income (loss)(A)	0.09	0.08	0.13	0.08	0.08
Net realized and unrealized gain (loss) on investments	(1.03)	(0.18)	0.27	3.19	(1.27)
Total from investment activities	(0.94)	(0.10)	0.40	3.27	(1.19)

Distributions
Net investment income	(0.26)	(0.09)	(0.19)	(0.07)	(0.05)
Net realized gains	(1.02)	(0.58)	(0.54)	—	—
Total distributions	(1.28)	(0.67)	(0.73)	(0.07)	(0.05)
Net asset value, end of year	$10.12	$12.34	$13.11	$13.44	$10.24

Total Return	(8.75%)	(0.28%)	2.77%	31.97%	(10.38%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.56%	1.29%	1.30%	1.28%	1.70%
Expenses, net of all waivers	0.98%	0.98%	0.98%	0.98%	0.98%
Net investment income (loss)	0.79%	0.65%	0.93%	0.67%	0.74%
Portfolio turnover rate	42.42%	38.91%	51.15%	36.01%	38.37%
Net assets, end of year (000’s)	$13,069	$51,926	$51,365	$60,791	$21,687

(A)Per share amounts calculated using the average number of shares outstanding throughout the year.

DGHM V2000 SMALLCAP Value FUND

Financial Highlights - continued

DGHM V2000 SMALLCAP Value FUND

Selected Per Share Data for a Share Outstanding Throughout Each Year

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Financial Highlights

Investor Class Shares
Year ended February 29, 2020	Years ended February 28,	Period July 11, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.83	$11.83	$12.22	$10.41
Investment activities
Net investment income (loss)(A)	0.03	0.02	(0.02)	—
Net realized and unrealized gain (loss) on investments	(0.49)	0.28	1.07	1.81
Total from investment activities	(0.46)	0.30	1.05	1.81

Distributions
Net investment income	(0.04)	(0.02)	—	—
Net realized gains	(0.18)	(0.28)	(1.44)	—
Total distributions	(0.22)	(0.30)	(1.44)	—
Paid-in capital from redemption fees	—	—	(C)	—	—
Net asset value, end of period	$11.15	$11.83	$11.83	$12.22

Total Return	(4.00%)	2.69%	8.05%	17.39	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.00%	2.03%	2.03%	2.29	%*
Expenses, net of management fee waivers	1.48%	1.50%	1.50%	1.50	%*
Net investment income (loss)	0.22%	0.06%	(0.16%)	(0.05	%)*
Portfolio turnover rate	35.17%	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$164	$246	$339	$198

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B) Inception date

(C) Less than $0.01 per share.

* Annualized

** Not Annualized

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

Institutional Class Shares
Year ended February 29, 2020	Years ended February 28,	Period June 1, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.81	$11.82	$12.20	$10.00
Investment activities
Net investment income (loss)(A)	0.06	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.48)	0.28	1.08	2.22
Total from investment activities	(0.42)	0.32	1.10	2.24

Distributions
Net investment income	(0.03)	(0.05)	(0.04)	(0.04)
Net realized gains	(0.18)	(0.28)	(1.44)	—
Total distributions	(0.21)	(0.33)	(1.48)	(0.04)
Paid-in capital from redemption fees	—	—	(C)	—	—
Net asset value, end of period	$11.18	$11.81	$11.82	$12.20

Total Return	(3.62%)	2.87%	8.50%	22.36	%**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.57%	1.51%	1.70%	1.58	%*
Expenses, net of management fee waivers	1.19%	1.19%	1.19%	1.19	%*
Net investment income (loss)	0.50%	0.23%	0.15%	0.29	%*
Portfolio turnover rate	35.17%	35.97%	50.99%	34.16	%**
Net assets, end of period (000’s)	$44,303	$43,559	$24,106	$22,931

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

(C) Less than $0.01 per share.

* Annualized

** Not Annualized

DGHM MICROCAP VALUE FUND

Financial Highlights - continued

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

DGHM FUNDS

Notes to Financial StatementsFebruary 29, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM V2000 SmallCap Value Fund and the DGHM MicroCap Value Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the DGHM V2000 SmallCap Value Fund (“SmallCap Fund”) was reorganized from the DGHM Investment Trust into the World Funds Trust. The SmallCap Fund commenced operations on June 30, 2010. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the DGHM MicroCap Value Fund (“MicroCap Fund”) and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.

The investment objective of each of the Funds is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

on the last day of the period or, lacking any sales, at the last available bid price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments, based on the three levels defined above, as of February 29, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SmallCap Fund
Common Stocks	$12,447,319	$—	$—	$12,447,319
Short Term Investments	750,317	—	—	750,317
	$13,197,636	$—	$—	$13,197,636

MicroCap Fund
Common Stocks	$41,907,835	$—	$—	$41,907,835
Preferred Stocks	329,311	—	—	329,311
Short Term Investments	1,541,018	—	—	1,541,018
	$43,778,164	$—	$—	$43,778,164

Refer to the Funds’ Schedules of Investments for listings of securities by security type and category.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Funds may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively, to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market interest rate.

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended February 28, 2017.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of February 29, 2020 such reclassifications were due to the use of adjustments related to contributed securities for tax purposes.

MicroCap Fund
Paid in capital	(70)
Total distributable earnings	70

Class Net Asset Values and Expenses

The SmallCap Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. The MicroCap Fund offers two

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares of the SmallCap Fund may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of February 29, 2020, there were no Class C Shares of the SmallCap Fund outstanding.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds.

The Advisor earned, waived and reimbursed expenses for the year ended February 29, 2020 as follows:

Fund	Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
SmallCap Fund	0.80%	$205,083	$148,660	$—
MicroCap Fund	1.00%	453,930	173,837	—

Effective October 10, 2019, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 0.98% and 1.19% of the average daily net assets of each share class of the SmallCap Fund and MicroCap Fund, respectively. Prior to October 10, 2019,

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

“Total Annual Fund Operating Expenses” excluded expenses incurred under a shareholder servicing or administrative servicing plan. Through June 30, 2020 the Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of February 29, 2020, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	Total
SmallCap Fund	$191,223	$161,666	$148,660	$501,549
MicroCap Fund	123,556	121,091	173,837	418,484

The Funds have adopted plans of distribution in accordance with Rule 12b-1 with regard to the Funds’ Investor Classes and Class C Shares (Class C for SmallCap Value Fund only) under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Distributor of the Trust for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.

Additionally, the Funds have adopted a shareholder servicing plan for their Institutional Class, Investor Class, and Class C Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. These fees are billed on a monthly or quarterly basis. For the year ended February 29, 2020, the following fees under the Plans and the shareholder servicing plan were incurred:

Fund	Class	Type of Plan	Fees incurred
SmallCap Fund	Investor	12b-1	$387
SmallCap Fund	Investor	Shareholder servicing	231

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

Fund	Class	Type of Plan	Fees incurred
SmallCap Fund	Institutional	Shareholder servicing	11,960
MicroCap Fund	Investor	12b-1	453
MicroCap Fund	Investor	Shareholder servicing	454
MicroCap Fund	Institutional	Shareholder servicing	32,294

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent, and bills the Fund monthly for these fees. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended February 29, 2020, the following fees were paid monthly:

Fund	Administration	Transfer Agent	Fund Accounting
SmallCap Fund	$23,543	$18,119	$22,204
MicroCap Fund	37,035	24,073	26,108

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 29, 2020, were as follows:

Fund	Purchases	Sales
SmallCap	$10,847,267	$46,093,851
MicroCap	16,859,575	15,214,654

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

The tax character of distributions paid was as follows:

SmallCap Fund
	Year ended February 29, 2020	Year ended February 28, 2019
Distributions paid from:
Ordinary income	$200,340	$547,083
Capital gains	1,282,774	2,187,474
	$1,483,114	$2,734,557

MicroCap Fund
	Year ended February 29, 2020	Year ended February 28, 2019
Distributions paid from:
Ordinary income	$118,084	$—
Capital gains	680,173	1,041,113
	$798,257	$1,041,113

As of February 29, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	SmallCap Fund	MicroCap Fund
Accumulated net investment income	$—	$261,087
Accumulated net realized gain (loss)	241,195	448,720
Net unrealized appreciation (depreciation) on investments	771,364	2,192,526
Total	$1,012,559	$2,902,333

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales, book to tax differences from partnerships and adjustments related to contributed securities.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SmallCap	$12,426,272	$2,180,889	$(1,409,525)	$771,364
MicroCap	41,585,638	6,754,058	(4,561,532)	2,192,526

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

SmallCap Fund
	Year ended February 29, 2020
	Investor Class	Institutional Class
Shares sold	—	157,922
Shares reinvested	1,163	111,300
Shares redeemed	(77)	(3,186,057)
Net increase (decrease)	1,086	(2,916,835)

SmallCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	22	673,112
Shares reinvested	661	224,885
Shares redeemed	(3,400)	(608,382)
Net increase (decrease)	(2,717)	289,615

MicroCap Fund
	Year ended February 29, 2020
	Investor Class	Institutional Class
Shares sold	6,396	453,446
Shares reinvested	248	47,127
Shares redeemed	(12,680)	(223,990)
Net increase (decrease)	(6,036)	276,583

MicroCap Fund
	Year ended February 28, 2019
	Investor Class	Institutional Class
Shares sold	2,807	2,099,559
Shares reinvested	624	83,491
Shares redeemed	(11,297)	(535,687)
Net increase (decrease)	(7,866)	1,647,363

ANNUAL REPORT

DGHM FUNDS

Notes to Financial Statements - continuedFebruary 29, 2020

NOTE 6 – LINE OF CREDIT

The Trust, on behalf of the MicroCap Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the MicroCap Fund a line of credit facility under which the Bank may make loans to the MicroCap Fund from time to time in an amount of up to $1,500,000. The Agreement limits the MicroCap Fund to using borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemptions which might otherwise require the untimely disposition of the Fund’s portfolio securities. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate of 4.75% as of February 29, 2020 and any amounts not drawn will be assessed unused line fees at the rate of 0.25% per annum. This Agreement was in effect until April 10, 2019. On April 11, 2019 the Agreement was renewed through April 10, 2021. For the year ended February 29, 2020, there were no borrowings under the Agreement and the MicroCap Fund paid unused line fees of $3,802 pursuant to the terms of the Agreement.

NOTE 7 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Subsequent to February 29, 2020, the SmallCap Fund incurred total redemptions of $5,815,265 through April 29, 2020.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

DGHM FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of DGHM V2000 SmallCap Value Fund and
DGHM MicroCap Value Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DGHM V2000 SmallCap Value Fund and DGHM MicroCap Value Fund (the “Funds”), each a series of World Funds Trust, as of February 29, 2020, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended of DGHM V2000 SmallCap Value Fund and for each of the four periods in the period then ended of DGHM MicroCap Value Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

ANNUAL REPORT

DGHM FUNDS

Report of Independent Registered Public Accounting Firm - (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

April 29, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	30	ETF Opportunities Trust, registered investment company
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	30	ETF Opportunities Trust, registered investment company
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, PractusTM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, PractusTM LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018

Attorney, PractusTM LLP, May 2018 to present; Founder, Joot (investment management compliance and consulting), June 2018 to present; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT

DGHM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2019, and held for the six months ended February 29, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

DGHM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (2/29/20)
SmallCap
Investor Class Actual	$1,000.00	$983.41	1.26%	$6.24
Investor Class Hypothetical**	$1,000.00	$1,018.68	1.26%	$6.35
Institutional Class Actual	$1,000.00	$984.33	0.98%	$4.84
Institutional Class Hypothetical**	$1,000.00	$1,020.10	0.98%	$4.92
MicroCap
Investor Class Actual	$1,000.00	$982.20	1.45%	$7.16
Investor Class Hypothetical**	$1,000.00	$1,017.74	1.45%	$7.28
Institutional Class Actual	$1,000.00	$983.50	1.19%	$5.87
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$5.97

*Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days for SmallCap Fund and MicroCap Fund in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

ANNUAL REPORT

DGHM FUNDS

Important Disclosures

This report and the financial statements contained herein are submitted for the general information of the shareholders of the SmallCap Fund and the MicroCap Fund (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investments in the Funds are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Funds, including performance data current to the Funds’ most recent month-end, please call 1-800-673-0550.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Funds. DGHM waived or reimbursed part of the DGHM V2000 SmallCap Value Fund’s and DGHM MicroCap Value Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Funds, the Funds’ performances would have been lower.

This Annual Report was first distributed to shareholders on or about May 9, 2020.

For more information on your DGHM V2000 SmallCap Value Fund or your DGHM MicroCap Value Fund, see our website at www.dghmfunds.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC

565 Fifth Avenue, Suite 2101

New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Practus™ LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 673-2839 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $27,000 for 2020 and $30,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2020 and $7,500 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the DGHM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Treasurer (principal executive officer)
Date: May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 6, 2020

* Print the name and title of each signing officer under his or her signature.